Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 29, 2013
Customers Representing Major Total Revenue and Accounts Receivable

Customers that represented more than 10% of total revenue and accounts receivable are the following:

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
Percent of Total Revenue:
Customer A (distributor)	*	37%	63%	61%	57%
Customer B (reseller)	34%	18%	*	*	*
Customer C (reseller)	10%	*	*	*	*

* less than 10%

	As of
	December 31, 2011	December 31, 2012	June 29, 2013
			(unaudited)
Percent of Accounts Receivable:
Customer A (distributor)	32%	50%	45%
Customer B (reseller)	20%	*	*

* less than 10%

Useful Lives of the Property and Equipment

The useful lives of the property and equipment are as follows:

Furniture and fixtures	5 years
Software	3 to 5 years
Equipment and machinery	1.5 to 3 years
Leasehold improvements	Shorter of lease term or estimated useful life